Income Taxes Tax Provision/Benefit (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Federal:
Current					$ 0	$ (1,092,437)
Deferred					(29,082,057)	(22,176,578)
Federal income tax expense (benefit)					(29,082,057)	(23,269,015)
State:
Current					0	(350,494)
Deferred					1,110,475	(1,768,061)
State income tax expense (benefit)					1,110,475	(2,118,555)
Income tax expense (benefit)	$ 108,000	$ (4,905,000)	$ 223,000	$ (11,697,000)	$ (27,971,582)	$ (25,387,570)